Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings
Schedule of borrowings

	At December 31,
	2019	2018
Non-current
Bank and financial borrowings (**)	472,226	405,944
Notes (*)	560,995	621,380
Other	—	427
	1,033,221	1,027,751
Current
Bank and financial borrowings (**)	103,056	40,063
Notes (*)	72,067	57,556
Other	—	1,288
	175,123	98,907
Total Borrowings	1,208,344	1,126,658

Schedule of changes in borrowings

	2019	2018
Balances at the beginning of the year	1,126,658	1,486,445
Adjustment on adoption of IFRS 16	(1,715)	—
Adjusted balances at the beginning of the period	1,124,943	1,486,445
Loans obtained	196,977	195,141
Loans paid	(90,457)	(517,253)
Interest paid	(78,832)	(70,637)
Accrued interest for the year	89,361	93,786
Translation differences and inflation adjustment	(33,648)	(60,824)
Balances at the end of the year	1,208,344	1,126,658

Schedule of maturity of borrowings

	1 year or less	1 to 2 years	2 to 5 years	Over 5 years	Total
At December 31, 2019 (1)	247,209	237,298	547,257	617,208	1,648,972
At December 31, 2018 (1)	172,920	170,630	472,042	836,697	1,652,289

(1) The amounts disclosed in the table are undiscounted cash flows of principal and estimated interest. Variable interest rate cash flows have been estimated using variable interest rates applicable at the end of the reporting period.

Schedule of undiscounted cash flows of principal and estimated interest

	At December 31,
	2019	2018
Fair value of borrowings (2)	1,219,540	1,135,628
	1,219,540	1,135,628

(2) Valuation at quotation prices (not adjusted) in active markets for identical assets or liabilities Fair Value level 2 under IFRS 13 hierarchy. There are no financial instruments measured at fair value.

Schedule of significant bank and financial borrowings

(**) As of December 31, 2019  significant bank and financial borrowings include the following:

						Outstanding
						(In millions
Company	Lender	Currency	Maturity	Interest Rate		of USD)	Capitalization(2)
Inframerica	BNDES	R$	September 2032	Variable	TJLP(1) plus spread	8.6
Concessionaria do	BNDES	R$	June 2032	Variable	T.R. plus spread plus IPCA	2.1
Aeroporto Sao Goncalo	BNDES	R$	September 2032	Variable	T.R. plus spread plus IPCA	5.6	A
do Amarante S.A.	BNDES	R$	September 2022	Fixed	2.50%	1.5
	BNDES	R$	July 2032	Variable	T.R. plus spread plus IPCA	2.6
Inframerica	BNDES	R$	December 2033	Variable	TJLP(1) plus spread	270.5	A
Concessionaria do	Bradesco	R$	July 2022	Variable	TJLP(1) plus spread	0.1	D
Aeroporto de Brasilia S.A	Votorantim	USD	June 2020	Variable	CDI plus spread	9.0	C
Terminal Aeroportuaria S.A	Banco Guayaquil SA	USD	December 2024	Variable	T.R.E.(3) plus spread	10.1	D
de Guayaquil S.A.	Banco Bolivariano CA	USD	November 2024	Variable	T.R.E.(3) plus spread	9.1	D
	Santander Uruguay	USD	June 2020	Variable	4.25%	0.2	D
Terminal de Cargas de	Santander Uruguay	USD	April 2023	Fixed	4.40%	1.7	D
Uruguay S.A.	Santander Uruguay	USD	October 2024	Fixed	4.30%	2.0	D
	MPS Servicio capital	Euro	June 2022	Variable	Euribor 6 month plus spread	5.2	B
	Banco de Innovación de Infraestructuras y Desarrollo	Euro	September 2027	Variable	Euribor 6 month plus spread	26.0	D
	BPM	Euro	October 2020	Fixed	0.13%	1.7	D
Toscana Aeroporti S.p.a.	Unicredit	Euro	September 2020	Fixed	0.15%	8.4	D
	Unicredit	Euro	October 2020	Fixed	0.15%	1.1	D
	BNL	Euro	November 2020	Fixed	0.15%	2.8	D
	BNL	Euro	December 2020	Fixed	0.15%	2.8	D
	CREDEM	Euro	October 2020	Fixed	0.60%	5.8	D
	BPM	Euro	June 2022	Variable	Euribor 3 month plus spread	0.3	D
	BPM	Euro	June 2023	Variable	Euribor 3 month plus spread	0.4	D
Armenia International	Credit Suisse AG	USD	December 2022	Variable	Libor 6 month plus spread	36.1	B
Airports C.J.S.C.		Euro	December 2022	Variable	Euribor 6 month plus spread	37.6
Aeropuerto de Neuquén S.A.	Banco Macro	USD	August 2021	Variable	Libor plus spread	2.8	A
Aeropuertos Argentina 2000 S.A.	Banco de la Provincia de Buenos Aires	USD	June 2023	Fixed	7%	2.6	D
	Industrial and Commercial Bank of China (Argentina) S.A., Banco Galicia and Buenos Aires S.A.U. and Banco Santander Río S.A.	USD	August 2023	Fixed	9.75%	84.1	A
	Citibank N.A.	USD	August 2023	Variable	Libor plus spread	34.5	A
Total						575.3

(**) As of December 31, 2018  significant bank and financial borrowings include the following:

						Outstanding
						(In millions
Company	Lender	Currency	Maturity	Interest Rate		of USD)	Capitalization(2)
Inframerica	BNDES	R$	September 2032	Variable	TJLP(1) plus spread	8.5
Concessionaria do	BNDES	R$	June 2032	Variable	T.R.plus spread plus IPCA	2.1
Aeroporto Sao Goncalo	BNDES	R$	September 2032	Variable	T.R. plus spread plus IPCA	5.4	A
do Amarante S.A.	BNDES	R$	September 2022	Fixed	2.50%	2.1
	BNDES	R$	July 2032	Variable	T.R. plus spread plus IPCA	2.5
Inframerica	BNDES	R$	December 2033	Variable	TJLP(1) plus spread	278.5	A
Concessionaria do	Bradesco	R$	July 2022	Variable	TJLP(1) plus spread	0.2	D
Aeroporto de Brasilia S.A	Bradesco	R$	July 2022	Variable	Selic plus spread	0.1	D
Terminal Aeroportuaria	Banco Guayaquil SA	USD	October 2019	Variable	6.58%	1.2	D
de Guayaquil S.A.	Banco Guayaquil SA	USD	November 2019	Variable	7.45%	0.8	D
	Banco Bolivariano CA	USD	November 2019	Variable	7.30%	2.8	D
Terminal de Cargas de	Santander Uruguay	USD	June 2020	Fixed	4.25%	0.7	D
Uruguay S.A.	Santander Uruguay	USD	April 2023	Fixed	4.40%	2.2	D
	MPS Servicio capital	Euro	June 2022	Variable	Euribor 6 month plus spread	7.1	B
	Banco de Innovación de Infraestructuras y Desarrollo	Euro	September 2027	Variable	Euribor 6 month plus spread	29.6	D
	BPM	Euro	April 2019	Fixed	0.04%	2.3	D
Toscana Aeroporti S.p.a.	Unicredit	Euro	March 2019	Fixed	0.05%	5.7	D
	BNL	Euro	July 2019	Variable	Euribor 3 month plus spread	2.9	D
	BPM	Euro	June 2022	Variable	Euribor 3 month plus spread	0.4	D
	BPM	Euro	June 2023	Variable	Euribor 3 month plus spread	0.5	D
Armenia International	Credit Suisse AG	USD	December 2022	Variable	Libor 6 month plus spread	44.6	B
Airports C.J.S.C.		Euro	December 2022	Variable	Euribor 6 month plus spread	45.8
Total						446.0

(1) TJLP - Taxa de Juros de Longo Prazo (Brazilian Long term interest rate)

IPCA: corresponds to the Brazilian Consumer Price index)

(2) A - Secured/guaranteed

B – Secured/unguaranteed

C – Unsecured/guaranteed

D - Unsecured/unguaranteed

R$ - Brazilian Reales